Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Central Index Key	dei_EntityCentralIndexKey	0000356173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2016
Prospectus Date	rr_ProspectusDate	Jun. 10, 2016